                             MMA PRAXIS MUTUAL FUNDS

                       SUPPLEMENT DATED NOVEMBER 27, 2002
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002



The following updates the information found on page 32 and 33:

The average annual total returns for each class of shares for each of the Funds for the one-, five-, and since inception periods ended December 31, 2001 are as follows:

                                                                               1 YEAR    5 YEAR    SINCE INCEPTION
                                                                               ------    ------    ---------------

INTERMEDIATE INCOME FUND
   Class A Return Before Taxes (excludes sales
      charge)(1)..............................................................   6.58%        5.52%      5.26%
   Class A Return Before Taxes (includes sales
      charge)(1)..............................................................   2.63%        4.72%      4.76%
   Class A Return After Taxes on..............................................   0.43%        2.41%      2.50%
   Distributions (includes sales charge)(1)
   Class A Return After Taxes on Distributions and Sale of Fund
      Shares (includes sales charge)(1).......................................   1.58%        2.60%      2.65%
   Class B Return Before Taxes (excludes CDSC)................................   6.21%        5.31%      5.13%
   Class B Return Before Taxes (includes CDSC)................................   2.21%        5.15%      5.13%
   Class B Return After Taxes on
      Distributions (includes CDSC)...........................................   0.08%        2.89%      2.92%
   Class B Return After Taxes on Distributions and Sale of
      Fund Shares (includes CDSC).............................................  (0.24)%       2.95%      2.99%
CORE STOCK FUND
   Class A Return Before Taxes (excludes sales
      charge)(1)..............................................................  (7.88)%       7.18%     10.32%
   Class A Return Before Taxes (includes sales
      charge)(1).............................................................. (12.73)%       6.03%      9.58%
   Class A Return After Taxes on
      Distributions (includes sales charge)(1)................................ (12.73)%       3.95%      7.59%
   Class A Return After Taxes on Distributions and Sale of Fund
      Shares (includes sales charge)(1).......................................  (7.75)%       4.26%      7.23%
   Class B Return Before Taxes (excludes CDSC)................................  (8.53)%       6.80%     10.07%
   Class B Return Before Taxes (includes CDSC)................................ (12.19)%       6.65%     10.07%
   Class B Return After Taxes on
      Distributions (includes CDSC)........................................... (12.19)%       4.53%      8.07%
   Class B Return After Taxes on Distributions and Sale of
      Fund Shares (includes CDSC).............................................. (8.85)%       4.75%      7.66%
INTERNATIONAL FUND
   Class A Return Before Taxes (excludes sales
      charge)(2).............................................................. (25.42)%       n/a        2.37%
   Class A Return Before Taxes (includes sales
      charge)(2).............................................................. (29.31)%       n/a        1.23%
   Class A Return After Taxes on
      Distributions (includes sales charge)(2)................................ (29.51)%       n/a        0.24%
   Class A Return After Taxes on Distributions and Sale of Fund
      Shares (includes sales charge)(2)....................................... (17.85)%       n/a        0.98%
   Class B Return Before Taxes (excludes CDSC)................................ (25.92)%       n/a        2.05%
   Class B Return Before Taxes (includes CDSC)................................ (28.87)%       n/a        1.87%
   Class B Return After Taxes on
      Distributions (includes CDSC)........................................... (28.99)%       n/a        0.96%
   Class B Return After Taxes on Distributions and Sale of
      Fund Shares (includes CDSC)............................................. (18.73)%       n/a        1.51%
VALUE INDEX FUND(3)
   Class A Return Before Taxes (excludes sales
      charge)..................................................................  n/a          n/a      (17.01)%
   Class A Return Before Taxes (includes sales
      charge)..................................................................  n/a          n/a      (23.40)%
   Class A Return After Taxes on
      Distributions (includes sales charge)....................................  n/a          n/a      (23.59)%
   Class A Return After Taxes on Distributions and Sale of Fund
      Shares (includes sales charge)...........................................  n/a          n/a      (14.49)%

   Class B Return Before Taxes (excludes CDSC)........................           n/a          n/a      (17.42)%
   Class B Return Before Taxes (includes CDSC)........................           n/a          n/a      (23.30)%
   Class B Return After Taxes on
        Distributions (includes CDSC).................................           n/a          n/a      (22.41)%
   Class B Return After Taxes on Distributions and Sale of
      Fund Shares (includes CDSC).....................................           n/a          n/a      (15.75)%

(1) Class A Shares of this fund were not in existence prior to May 12, 1999. Class A Shares performance calculated for any period prior to May 12, 1999 is based on the performance of Class B Shares since the inception of the Class B Shares of this Fund on January 4, 1994.

(2) Class A Shares of this fund were not in existence prior to May 12, 1999. Class A Shares performance calculated for any period prior to May 12, 1999 is based on the performance of Class B Shares since the inception of the Class B Shares of this Fund on April 1, 1997.

(3)      The Value Index Fund commenced investment operations on May 2, 2001.



                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.